Shareholder Report, Holdings (Details) - Schwab Global Real Estate Fund	Aug. 31, 2026
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VICI Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Omega Healthcare Investors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Essex Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Sun Hung Kai Properties Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Gaming & Leisure Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Real Estate Development [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Homebuilding [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Health Care Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	61.30%
JAPAN
Holdings [Line Items]
Percent of Total Investments	7.30%
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.50%
HONG KONG
Holdings [Line Items]
Percent of Total Investments	5.10%
UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.20%
CANADA
Holdings [Line Items]
Percent of Total Investments	2.60%
Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%